OPERATING COSTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Costs [Abstract]
Cost of equipment sales	$ 2,451	$ 2,141
Merchandise for resale	217	235
Other external purchases	5,606	4,401
Employee salaries, benefits, and stock-based compensation	2,453	2,226
Total operating costs	$ 10,727	$ 9,003